Consolidated Statements of Operations - Revenue (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated Statements of Operations
Merchant banking products and services	$ 101,013	$ 124,059	$ 249,581
Interest	1,057	676	973
Dividends		168	0
Gain on securities, net	931	3,856	0
Other, including medical and real estate sectors	10,266	10,992	23,481
Revenue	$ 113,267	$ 139,751	$ 274,035